Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 132,682	$ 51,698	$ 61,977
Total other comprehensive (loss) income	(778)	(112)	336
Ending balance	251,447	132,682	51,698
Cumulative Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(380)	(154)	(133)
Other comprehensive (loss) income before reclassifications	4	(226)	(21)
Total other comprehensive (loss) income	4	(226)	(21)
Ending balance	(376)	(380)	(154)
Unrealized Gains/(Losses) on Marketable Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	55	(59)	(416)
Other comprehensive (loss) income before reclassifications	(1,813)	(109)	374
Amounts reclassified from AOCI	1,031	223	(17)
Total other comprehensive (loss) income	(782)	114	357
Ending balance	(727)	55	(59)
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(325)	(213)	(549)
Other comprehensive (loss) income before reclassifications	(1,809)	(335)	353
Amounts reclassified from AOCI	1,031	223	(17)
Total other comprehensive (loss) income	(778)	(112)	336
Ending balance	$ (1,103)	$ (325)	$ (213)